Cover	Jan. 03, 2025	Aug. 01, 2024
Cover [Abstract]
City Area Code		831
Local Phone Number		274-6500
Entity Registrant Name		Fox Factory Holding Corp.
Entity Address, Address Line One		2055 Sugarloaf Circle, Suite 300
Entity Address, City or Town		Duluth
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30097
Document Period End Date		Jul. 31, 2024
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.001 per share
Trading Symbol		FOXF
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Document Type		8-K
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36040
Entity Tax Identification Number		26-1647258
Entity Central Index Key		0001424929
Amendment Flag		false
Entity Addresses [Line Items]
Entity Address, Address Line One		2055 Sugarloaf Circle, Suite 300
Entity Address, City or Town		Duluth
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30097
Current Fiscal Year End Date	--01-03